SUPPLEMENTAL INFORMATION - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenues
Net sales	$ 4,993	$ 6,006
Finance, interest and other income	468	451
Total Revenues	5,461	6,457
Costs and Expenses
Cost of goods sold	4,414	4,966
Selling, general and administrative expenses	526	539
Research and development expenses	214	244
Restructuring expenses	5	8
Interest expense	181	183
Other, net	197	168
Total Costs and Expenses	5,537	6,108
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(76)	349
Income tax (expense)	23	(90)
Equity in income of unconsolidated subsidiaries and affiliates	(1)	5
Net income (loss)	(54)	264
Industrial Activities
Revenues
Net sales	4,993	6,006
Finance, interest and other income	15	30
Total Revenues	5,008	6,036
Costs and Expenses
Cost of goods sold	4,414	4,966
Selling, general and administrative expenses	464	493
Research and development expenses	214	244
Restructuring expenses	5	8
Interest expense	74	83
Other, net	15	16
Total Costs and Expenses	5,186	5,810
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(178)	226
Income tax (expense)	53	(54)
Equity in income of unconsolidated subsidiaries and affiliates	(9)	(3)
Results from intersegment investments	80	95
Net income (loss)	(54)	264
Financial Services
Revenues
Net sales	0	0
Finance, interest and other income	489	474
Total Revenues	489	474
Costs and Expenses
Cost of goods sold	0	0
Selling, general and administrative expenses	62	46
Research and development expenses	0	0
Restructuring expenses	0	0
Interest expense	143	153
Other, net	182	152
Total Costs and Expenses	387	351
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	102	123
Income tax (expense)	(30)	(36)
Equity in income of unconsolidated subsidiaries and affiliates	8	8
Results from intersegment investments	0	0
Net income (loss)	$ 80	$ 95